UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Shares		Value (000)
	COMMON STOCK — 98.9%

Consumer Discretionary — 4.0%
5,445	General Motors	$183
3,971	Home Depot	823
2,349	McDonald’s	393
1,874	TJX	210

		1,609

Consumer Staples — 9.0%
8,154	Altria Group	492
1,383	Hershey	141
7,491	Kellogg	525
2,125	Kimberly-Clark	241
5,851	PepsiCo	654
8,570	Philip Morris International	699
4,416	Procter & Gamble	368
5,732	Wal-Mart Stores	538

		3,658

Energy — 7.1%
6,061	Chevron	741
6,051	ConocoPhillips	469
10,236	ExxonMobil	870
8,657	Suncor Energy	335
4,115	Valero Energy	468

		2,883

Financials — 17.7%
18,584	Bank of America	548
7,762	Bank of New York Mellon	396
9,628	BB&T	467
823	BlackRock	388
4,908	Chubb	656
2,385	CME Group	406
14,098	JPMorgan Chase	1,591
7,698	Marsh & McLennan	637
3,858	PNC Financial Services Group	525
4,316	Principal Financial Group	253
2,358	T Rowe Price Group	257
9,230	US Bancorp	487
10,577	Wells Fargo	556

		7,167

Health Care — 12.5%
4,368	Bristol-Myers Squibb	271
3,587	Eli Lilly	385
2,640	Gilead Sciences	204
11,832	Johnson & Johnson	1,635
3,298	Medtronic PLC	325
14,390	Merck	1,021
23,092	Pfizer	1,017
831	UnitedHealth Group	221

		5,079

September 30, 2018	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Shares		Value (000)
Industrials — 15.3%
2,441	3M	$514
1,143	Boeing	425
1,655	Cummins	242
3,441	General Dynamics	705
5,746	Honeywell International	956
3,497	Ingersoll-Rand PLC	358
2,795	Lockheed Martin	967
1,798	Parker Hannifin	330
2,044	Stanley Black & Decker	299
6,114	Union Pacific	996
4,754	Waste Management	429

		6,221

Information Technology — 19.3%
1,600	Accenture PLC	272
7,162	Apple	1,617
2,906	Automatic Data Processing	438
1,334	Broadcom	329
5,314	CA	234
25,718	Cisco Systems	1,251
17,754	Intel	839
2,731	International Business Machines	413
2,189	Kla-Tencor	223
13,523	Microsoft	1,547
6,383	Texas Instruments	685

		7,848

Materials — 2.5%
6,077	DowDuPont	391
2,640	LyondellBasell Industries NV	271
1,043	Packaging Corp of America	114
4,595	Sonoco Products	255

		1,031

Real Estate — 1.9%
1,837	Crown Castle International‡	204
2,388	Digital Realty Trust‡	269
1,527	Public Storage ‡	308

		781

Telecommunication Services — 4.2%
16,663	AT&T	560
23,273	Comcast Cl A	824
2,586	Walt Disney	302

		1,686

September 30, 2018	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Shares		Value (000)
Utilities — 5.4%
4,679	Ameren	$296
4,382	American Electric Power	310
5,594	CMS Energy	274
2,446	Dominion Resources	172
4,457	Eversource Energy	274
1,803	NextEra Energy	302
4,914	WEC Energy Group	328
4,952	Xcel Energy	234

		2,190

TOTAL COMMON STOCK (Cost $25,838)		40,153

CASH EQUIVALENT — 1.1%

451,523	BlackRock FedFund, Institutional Shares, 1.980% (A) (Cost $452)	452

TOTAL INVESTMENTS (Cost $26,290) — 100.0%		$40,605

Percentages are based on Net Assets of $40,604 (000).

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of September 30, 2018.

PLC—Public Limited Company

Cost figures are shown in thousands.

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S.GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2018.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3100

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 52.6%
Consumer Discretionary — 5.1%
	Amazon.com
$ 650	4.800%, 12/05/34	$709
	George Washington University
225	4.363%, 09/15/43	234
	Home Depot
450	5.875%, 12/16/36	548
	McDonald’s MTN
200	4.600%, 05/26/45	201
	Starbucks
225	2.450%, 06/15/26	202

		1,894

Consumer Staples — 1.2%
	Campbell Soup
125	4.250%, 04/15/21	127
	Coca-Cola
200	2.450%, 11/01/20	198
	Hershey
125	2.625%, 05/01/23	121

		446

Energy — 5.6%
	Apache Finance Canada
475	7.750%, 12/15/29	585
	BP Capital Markets PLC
300	3.814%, 02/10/24	304
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	151
	Occidental Petroleum
390	2.700%, 02/15/23	377
	Schlumberger Investment SA
400	3.650%, 12/01/23	403
	Shell International Finance BV
250	1.875%, 05/10/21	242

		2,062

Financials — 14.1%
	Aflac
450	3.625%, 11/15/24	448
	Bank of America MTN
450	4.000%, 04/01/24	454
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	510
	Capital One Financial
175	3.750%, 03/09/27	165
	Citigroup
100	3.875%, 10/25/23	101
	Discover Bank
200	4.200%, 08/08/23	201
	Goldman Sachs Group MTN
250	3.610%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	251
400	3.000%, 09/24/19	398
	JPMorgan Chase
500	2.250%, 01/23/20	495
	MetLife
250	3.048%, 12/15/22	246

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Financials — (continued)
	Morgan Stanley MTN
$ 400	3.875%, 01/27/26	$393
	MUFG Americas Holdings
250	2.250%, 02/10/20	247
	Prudential Financial MTN
305	7.375%, 06/15/19	315
	Royal Bank of Canada MTN
280	2.150%, 03/06/20	276
	US Bancorp MTN
450	3.000%, 03/15/22	445
	Wells Fargo
300	2.150%, 01/15/19	300

		5,245

Health Care — 5.9%
	AbbVie
500	2.900%, 11/06/22	486
	Amgen
350	5.700%, 02/01/19	354
	Celgene
250	3.875%, 08/15/25	246
	CVS Health
250	2.875%, 06/01/26	229
	Gilead Sciences
450	4.500%, 04/01/21	463
	Merck Sharp & Dohme
400	5.000%, 06/30/19	407

		2,185

Industrials — 3.7%
	FedEx
125	2.625%, 08/01/22	121
	General Electric MTN
400	3.334%, VAR ICE LIBOR USD 3 Month+1.000% 03/15/23	403
	Norfolk Southern
150	2.900%, 06/15/26	141
	Raytheon
260	2.500%, 12/15/22	252
	United Technologies
450	3.100%, 06/01/22	443

		1,360

Information Technology — 7.4%
	Apple
450	4.650%, 02/23/46	486
	Applied Materials
400	3.900%, 10/01/25	402
200	3.300%, 04/01/27	192
	Intel
500	3.300%, 10/01/21	503
	International Business Machines
350	8.375%, 11/01/19	370
	Juniper Networks
175	4.500%, 03/15/24	178
	KLA-Tencor
200	4.650%, 11/01/24	205
	Microsoft
250	3.625%, 12/15/23	254

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Information Technology — (continued)
	NetApp
$ 150	3.375%, 06/15/21	$150

		2,740

Materials — 0.4%
	Sherwin-Williams
140	3.125%, 06/01/24	134

Telecommunication Services — 5.2%
	Ameritech Capital Funding
300	6.875%, 10/15/27	332
	CBS
175	3.500%, 01/15/25	167
	Comcast
250	3.600%, 03/01/24	248
300	3.150%, 03/01/26	283
	Discovery Communications LLC
300	3.250%, 04/01/23	289
	Walt Disney MTN
430	4.125%, 06/01/44	427
225	1.850%, 07/30/26	199

		1,945

Transportation — 1.0%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	357

Utilities — 3.0%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	484
	Duke Energy Florida LLC
325	3.100%, 08/15/21	325
	Xcel Energy
300	3.300%, 06/01/25	290

		1,099

TOTAL CORPORATE OBLIGATIONS (Cost $19,664)		19,467

	U.S. TREASURY OBLIGATIONS — 16.4%
	U.S. Treasury Bond
800	6.000%, 02/15/26	957
720	5.375%, 02/15/31	890
350	4.750%, 02/15/37	430
1,150	4.500%, 08/15/39	1,386
875	4.375%, 05/15/41	1,043
425	3.125%, 05/15/48	419
700	2.250%, 08/15/46	578
400	2.000%, 11/15/26	370

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,276)		6,073

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.8%
	FFCB
$ 300	2.670%, 04/18/24	$291
600	2.000%, 06/01/21	583
300	1.750%, 08/01/22	285
500	1.240%, 11/29/19	492
	FHLB
475	4.750%, 03/10/23	509
500	3.125%, 06/13/25	497
500	3.000%, 03/10/28	488
550	2.500%, 03/11/22	542
	FHLMC MTN
550	2.050%, 08/26/22	528
650	1.600%, 09/30/21	626
675	1.500%, 08/25/21, 1.625%, 08/25/19 (A)	650

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,625)		5,491

	MUNICIPAL BONDS — 9.1%

Municipal — 9.1%
	California State, GO
260	6.509%, 04/01/39	283
	City of Seattle, Ser B, GO
425	3.500%, 12/01/31	409
	Evansville, Redevelopment Authority, GO
500	7.210%, 02/01/39	535
	Gwinnett County, Development Authority, RB
375	4.180%, 09/01/47	375
	Houston, Independent School District, GO
250	6.125%, 02/15/28	253
	Hudson County, Improvement Authority, RB, AGM Insured
525	7.400%, 12/01/25	579
	Oklahoma County, Finance Authority, RB
375	6.600%, 09/01/22	418
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured
500	7.942%, 10/01/38	523

TOTAL MUNICIPAL BONDS (Cost $3,420)		3,375

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.8%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	457
	FHLMC, Ser G12710
47	5.500%, 07/01/22	48
	FNMA, Ser 2003-58, Cl D
37	3.500%, 07/25/33	36
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	196
	FNMA, Ser 2013-92, Cl MT
43	4.000%, 07/25/41	44

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)/Shares		Value (000)
	FNMA, Ser 889958
$ 23	5.000%, 10/01/23	$24
	GNMA, Ser 2011-112, Cl JP
84	2.000%, 02/20/40	84
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	672
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	204

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $1,816)		1,765

	NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.9%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
	3.510%, VAR US Treas Yield Curve Rate T Note Const Mat 1
354	Yr+1.750% 04/25/32 (Cost $327)	339

	CASH EQUIVALENT — 0.6%
219	BlackRock FedFund, Institutional Shares, 1.980% (B) (Cost $219)	219

TOTAL INVESTMENTS (Cost $37,347) — 99.2%		$36,729

Percentages are based on Net Assets of $37,033 (000).

(A)	Step Bond — Represents the current rate, the step rate, the step date and the final maturity date.
(B)	The rate reported is the 7-day effective yield as of September 30, 2018.

AGM—Assured Guaranty Municipal Corporation.

BAM—Build America Mutual

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE—Intercontinental Exchange

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

USD—United States Dollar

VAR—Variable

Cost figures are shown in thousands.

September 30, 2018	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2018

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$19,467	$—	$19,467
U.S. Treasury Obligations	—	6,073	—	6,073
U.S. Government Agency Obligations	—	5,491	—	5,491
Municipal Bonds	—	3,375	—	3,375
U.S. Government Mortgage-Backed Obligations	—	1,765	—	1,765
Non-Agency Mortgage-Backed Obligation	—	339	—	339
Cash Equivalent	219	—	—	219

Total Investments in Securities	$219	$36,510	$—	$36,729

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2018.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3100

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.6%
Alabama — 0.1%
	Huntsville, Electric System Revenue, RB
$ 75	5.250%, 12/01/21, Pre-Refunded @ 100 (A)	$82

Alaska — 0.5%
	Alaska State, Housing Finance, Sate Capital Project, Ser A, RB
175	5.000%, 12/01/33	192
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	587

		779

California — 4.9%
	California State, GO
1,000	5.000%, 09/01/23	1,136
1,300	5.000%, 09/01/31	1,507
5	4.500%, 08/01/30	5
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,121
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	565
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,130
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	244
785	5.000%, 05/15/36	868

		6,576

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	170

Hawaii — 83.3%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	528
250	5.000%, 09/01/22 (B)	277
300	5.000%, 09/01/26	349
500	4.000%, 03/01/20, Pre-Refunded @ 100 (A)	514
1,500	4.000%, 09/01/35	1,558
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	221
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	521
	Hawaii State, Airports System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,054
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	264
2,500	5.250%, 07/01/27	2,636
1,000	5.250%, 07/01/28	1,054

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Hawaii — (continued)
$ 900	5.250%, 07/01/30	$948
420	5.000%, 07/01/39	439
3,000	5.000%, 07/01/45	3,270
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,134
1,000	4.125%, 07/01/24	1,037
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/38	1,111
2,000	5.000%, 07/01/41	2,185
	Hawaii State, Airports System Revenue, COP, AMT
500	5.250%, 08/01/25	552
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
835	5.000%, 01/01/26	837
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB (A)
425	6.000%, 07/01/33	483
710	4.625%, 07/01/20, Pre-Refunded @ 100 (A)	742
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	355
350	3.250%, 01/01/25	350
500	3.100%, 05/01/26	491
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,260	6.500%, 07/01/39	4,393
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	110
575	5.000%, 07/01/26	633
1,800	5.000%, 07/01/27	2,042
755	5.000%, 07/01/30	848
2,500	5.000%, 07/01/35	2,766
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	849
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	584
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	582
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,699
3,675	5.000%, 08/01/27	3,982
1,000	5.000%, 08/01/28	1,080
	Hawaii State, Harbor System Revenue, Ser A, RB
220	5.000%, 07/01/25	230
1,125	4.250%, 07/01/21	1,163
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	778
1,450	5.000%, 01/01/30	1,630

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Hawaii — (continued)
$ 1,000	5.000%, 01/01/31	$1,122
1,000	5.000%, 01/01/33	1,117
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	208
115	3.750%, 04/01/21	119
180	3.500%, 04/01/20	183
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,043
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
345	3.450%, 01/01/22	351
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,005
	Hawaii State, Ser DR, GO
600	5.000%, 06/01/19	612
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	279
	Hawaii State, Ser DZ, GO
1,795	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	1,952
200	4.000%, 12/01/31	208
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,018
1,700	5.000%, 12/01/22	1,846
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	444
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	332
500	5.000%, 11/01/24	552
	Hawaii State, Ser EH, GO
200	5.000%, 08/01/23 (B)	225
605	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	682
125	5.000%, 08/01/24	140
300	5.000%, 08/01/29	334
295	5.000%, 08/01/30	328
95	5.000%, 08/01/32	105
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	96
	Hawaii State, Ser EO, GO
1,000	5.000%, 08/01/29	1,132
1,000	5.000%, 08/01/30	1,126
1,000	5.000%, 08/01/33	1,118
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,104
500	5.000%, 08/01/25	569
325	5.000%, 08/01/26	369

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Ser EY, GO
$ 500	5.000%, 10/01/27	$576
	Hawaii State, Ser FK, GO
2,000	5.000%, 05/01/29	2,339
	Hawaii State, Ser FN, GO
1,000	5.000%, 10/01/23	1,129
85	5.000%, 10/01/30	100
	Hawaii State, Ser FT, GO
1,000	5.000%, 01/01/31	1,169
250	3.375%, 01/01/36	243
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,074
600	5.000%, 07/01/23	660
400	5.000%, 07/01/24	456
600	5.000%, 07/01/27	676
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	299
700	5.000%, 10/01/19	721
400	5.000%, 11/01/21	435
500	5.000%, 11/01/22 (B)	555
500	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	555
1,000	5.000%, 10/01/23	1,129
1,000	5.000%, 10/01/27	1,152
800	5.000%, 10/01/31	909
225	5.000%, 10/01/39	251
2,300	5.000%, 09/01/41	2,602
700	4.000%, 11/01/19	715
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	343
1,075	4.000%, 09/01/36	1,120
425	4.000%, 09/01/38	438
	Honolulu Hawaii City & County, Ser B, GO
375	5.000%, 08/01/21	405
350	5.000%, 08/01/22	377
200	5.000%, 11/01/24	221
300	5.000%, 08/01/26	323
500	5.000%, 10/01/26	578
	Honolulu Hawaii City & County, Ser C, GO
500	5.000%, 10/01/23	565
1,430	5.000%, 10/01/28	1,641
	Honolulu Hawaii City & County, Ser D, GO
400	5.250%, 09/01/19, Pre-Refunded @ 100 (A)	412
	Honolulu Hawaii City & County, Ser E, GO
325	5.000%, 09/01/28	384
	Honolulu Hawaii City & County, Ser Junior A, RB
450	4.000%, 07/01/25	461
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
750	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	809

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Hawaii — (continued)
$ 100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	$110
1,200	4.000%, 07/01/38	1,238
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,767
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/36	565
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	270
150	5.000%, 08/01/23	165
250	4.000%, 08/01/24	265
250	3.250%, 08/01/23	257
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	262
150	5.000%, 06/01/21	162
	Maui County, Ser B, GO
500	4.000%, 06/01/21	516
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100 (A)	104
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,030
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,690
1,000	4.000%, 10/01/23	1,076
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,714
1,350	5.000%, 10/01/32	1,542
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,756

		110,725

Indiana — 0.5%
	Fort Wayne, Community School Building, RB
500	5.000%, 07/15/25	551
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	72

		623

Maine — 0.4%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
500	5.250%, 07/01/31	524

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)		Value (000)

Mississippi — 0.3%
	Southaven, Water & Sewer System Revenue, RB
$ 370	5.000%, 02/01/26	$423

New York — 1.5%
	New York & New Jersey, Port Authority, RB
350	5.000%, 11/15/47	394
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,106
	New York, Ser H, GO
500	5.000%, 08/01/20	527

		2,027

Ohio — 1.0%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 06/01/22, Pre-Refunded @ 100 (A)	1,102
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	331

		1,433

Oklahoma — 0.5%
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	134
	Tulsa County, Industrial Authority, RB
500	5.000%, 09/01/26	569

		703

Oregon — 0.4%
	Clackamas County, School District No. 12, Ser B, GO, SCH BD GTY Insured
500	5.000%, 06/15/37	567

Tennessee — 0.4%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	574

Texas — 3.7%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	836
	City of Denton, GO
1,165	3.375%, 02/15/34	1,126
	Clifton, Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
500	5.000%, 08/15/26	564
	Georgetown, Independent School District, GO
500	2.500%, 08/01/34(B)	502

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

Face Amount (000)/Shares		Value (000)

Texas — (continued)
	Hays, Consolidated Independent School District, Ser A, GO, PSF-GTD Insured
$ 425	4.000%, 02/15/20	$436
	Mesquite, Refinance & Improvements, GO
1,000	5.000%, 02/15/27	1,138
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (C)	445

		5,047

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	215

Washington — 0.8%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	818
	Washington State, Housing Finance Commission, RB, FANNIE MAE Insured
300	4.750%, 07/15/29	318

		1,136

TOTAL MUNICIPAL BONDS (Cost $133,274)		131,604

	CASH EQUIVALENT — 0.5%

637,564	BlackRock FedFund, Institutional Shares, 1.980% (D) (Cost $638)	638

TOTAL INVESTMENTS (Cost $133,912) — 99.1%		$132,242

Percentages are based on Net Assets of $133,450 (000).

(A)     Pre-Refunded Security—The maturity date shown is the pre-refunded date.

(B)     Security is escrowed to maturity.

(C)     Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)     The rate reported is the 7-day effective yield as of September 30, 2018.

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

SCH BD GTY—School Board Guaranteed

Ser—Series

Cost figures are shown in thousands.

September 30, 2018	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2018

The following is a list of the inputs used as of September 30, 2018, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$131,604	$—	$131,604
Cash Equivalent	638	—	—	638

Total Investments in Securities	$638	$131,604	$—	$132,242

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2018.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3100

September 30, 2018	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018